RELATED PARTIES BALANCES AND TRANSACTIONS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Other payables balance due to related party	$ 93	$ 118
Galil Software [Member]
Related Party Transaction [Line Items]
Payments to related party for services	$ 993	$ 894